Annual Total Returns - Templeton Growth Fund, Inc. [BarChart] - Templeton Growth Fund, Inc.-28 - Templeton Growth Fund, Inc. - Class A	Jan. 01, 2021
Bar Chart Table:
Annual Return 2010	7.54%
Annual Return 2011	(6.38%)
Annual Return 2012	21.54%
Annual Return 2013	30.15%
Annual Return 2014	(1.91%)
Annual Return 2015	(6.46%)
Annual Return 2016	9.06%
Annual Return 2017	17.80%
Annual Return 2018	(14.54%)
Annual Return 2019	14.83%